Share-Based Compensation - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	2.10%	1.70%
Expected volatility	40.10%	42.00%
Estimated grant date fair value per ordinary share	$ 24.42	$ 8.30